Document and Entity Information	Nov. 24, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000873303
Document Type	8-K
Document Period End Date	Nov. 24, 2024
Entity Registrant Name	Sarepta Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-14895
Entity Tax Identification Number	93-0797222
Entity Address, Address Line One	215 First Street
Entity Address, Address Line Two	Suite 415
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	274-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.0001 per share
Trading Symbol	SRPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false